Commitments and Contingencies (Details)		1 Months Ended	12 Months Ended
	Jan. 10, 2019	Nov. 27, 2018	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies (Textual)
Capital commitments and contingencies agreement, description	Refer to Note 10 for 183,342 shares on January 10, 2019 related to long-term investments.		The Group recognized an accrual of $1,920 and $1,987, respectively, in unrecognized tax benefits and its interest (Note 17). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2018 and 2019, the Group classified the accrual for unrecognized tax benefits as a non-current liability.	The Group recognized an accrual of $1,920 and $1,987, respectively, in unrecognized tax benefits and its interest (Note 17). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2018 and 2019, the Group classified the accrual for unrecognized tax benefits as a non-current liability.
Settlement of arbitration related, description		The Secretariat of the International Court of Arbitration for the International Chamber of Commerce issued a final award to Samsung Electronics Co., Ltd. ("Samsung") that constituted the final decision on the Group's dispute with Samsung over a sales contract. The court order required the Group to pay to Samsung total payments of $4,650 including: i) $4,280 as the "Principal Amount", plus (ii) accrued interest of $370 computed from March 31, 2019 on the outstanding balance of the Principal Amount at a simple interest rate of 9% per annum (together with the Principal Amount, collectively referred to as the "Settlement Payment"). On April 26, 2019, the Group entered into a settlement agreement with Samsung according to which, the Group shall pay the full and total amount of the Settlement Payment in equal monthly installments over a period of twenty-four months beginning on March 31, 2019. In addition, a total of 2,209,728 ordinary shares were issued to Samsung as escrow shares in the year 2019 as security for the payments. Due to cash constraints, particularly due to the COVID-19 pandemic, the Group has not made monthly installments to Samsung since the fourth quarter of 2019, and Samsung has not pursued alternative means of repayment from the Group as of the filing of this annual report.